Investments in Associates - Summary of financial information of Gelesis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Non-current assets	$ 316,454	$ 444,197
Current assets	386,192	501,809
Non-current liabilities	58,172	135,725
Current liabilities	96,885	226,135
Share of associate loss allocated to long-term interest (see Note 6)	(96,700)
Investment in associates - equity method	9,147	0	$ 0
Revenue	15,618	17,388	11,768
Total comprehensive income/(loss) for the year	(37,444)	$ (62,709)	$ 5,037
Reversal of equity method losses recorded against LTIs (due to decrease in LTI fair value)	$ 4,406
Gelesis
Disclosure of associates [Line Items]
Percentage ownership interest	22.50%	42.00%	47.90%
Non-current assets	$ 333,040	$ 357,508
Current assets	23,495	66,092
Non-current liabilities	99,053	120,786
Current liabilities	80,010	537,432
Non controlling interests and options issued to third parties	(46,204)	(14,216)
Net assets (deficit) attributable to shareholders of Gelesis Inc.	131,268	(248,834)
Group's share of net assets (net deficit)	29,504	(104,527)
Goodwill	3,858	7,211
Impairment of investment	(28,452)	(37,495)
Share of associate loss allocated to long-term interest (see Note 6)	0	96,709
Unrecognized equity method losses	0	38,101
Investment in associates - equity method	4,910	0
Revenue	25,767	11,185	$ 21,442
Loss from continuing operations (100%)	(111,567)	(271,430)	(71,157)
Total comprehensive income/(loss) for the year	(112,285)	(273,005)	(70,178)
Share of net loss in Gelesis	(24,306)	(73,703)	(34,117)
Group's share of total comprehensive loss - limited to net investment amount	$ (24,472)	(73,703)	$ (33,648)
Unrecognised share of losses of associates, other comprehensive loss		$ 700